12. Stock Compensation (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Stock based compensation expense	$ 508,440	$ 114,105	$ 1,097,137	$ 213,955	$ 1,245,826	$ 84,839
Options granted		0
Common Stock Grants [Member]
Stock grants vested			90,800		558,833
Stock reserved for issuance					2,141,500
Fair value of stock reserved for issuance					$ 2,141,500
Options [Member]
Options granted			674,999		1,259,000
Fair value of options granted					$ 1,126,003
Options vested					100,000
Stock Option Plan [Member]
Stock authorized for issuance	3,000,000		3,000,000		3,000,000